Consolidated Income Statement - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and other revenue
Investment services fees		$ 8,284	$ 8,047	$ 7,900
Investment management and performance fees		3,588	3,367	3,389
Foreign exchange and other trading revenue	[1]	799	774	564
Financing-related fees		194	212	196
Distribution and servicing fees		112	115	129
Total fee revenue (a)	[1]	12,977	12,515	12,178
Investment and other income	[1]	336	316	1,096
Total fee and other revenue		13,313	12,831	13,274
Net interest revenue
Interest revenue		2,845	4,109	7,548
Interest expense		227	1,132	4,360
Net interest revenue		2,618	2,977	3,188
Total revenue		15,931	15,808	16,462
Provision for credit losses	[2]	(231)	336	(25)
Noninterest expense
Staff		6,337	5,966	6,063
Software and equipment		1,478	1,370	1,222
Professional, legal and other purchased services		1,459	1,403	1,345
Sub-custodian and clearing		505	460	450
Net occupancy		498	581	564
Distribution and servicing		298	336	374
Bank assessment charges		133	124	125
Business development		107	105	213
Amortization of intangible assets		82	104	117
Other		617	555	427
Total noninterest expense		11,514	11,004	10,900
Income
Income before income taxes		4,648	4,468	5,587
Provision for income taxes		877	842	1,120
Net income		3,771	3,626	4,467
Net (income) attributable to noncontrolling interests related to consolidated investment management funds		(12)	(9)	(26)
Net income applicable to shareholders of The Bank of New York Mellon Corporation		3,759	3,617	4,441
Preferred stock dividends		(207)	(194)	(169)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		3,552	3,423	4,272
Net income applicable to common shareholders of The Bank of New York Mellon Corporation used for the earnings per share calculation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		3,552	3,423	4,272
Less: Earnings allocated to participating securities		2	6	18
Net income applicable to common shareholders of The Bank of New York Mellon Corporation after required adjustment for the calculation of basic and diluted earnings per common share		$ 3,550	$ 3,417	$ 4,254
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)		851,905	890,839	939,623
Common stock equivalents (shares)		4,900	2,425	5,087
Less: Participating securities (shares)		(446)	(750)	(1,601)
Diluted (shares)		856,359	892,514	943,109
Anti-dilutive securities (shares)	[3]	642	4,968	4,014
Earnings per share applicable to the common shareholders of The Bank of New York Mellon Corporation
Basic (usd per share)		$ 4.17	$ 3.84	$ 4.53
Diluted (usd per share)		$ 4.14	$ 3.83	$ 4.51

[1]	In 2021, we reclassified certain items within total revenue on the consolidated income statement and reclassified prior periods to be comparable with the current period presentation. See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	The provision for credit losses for 2021 and 2020 relates to the financial instruments within the scope of ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments.
[3]	Represents stock options, restricted stock, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.